LEASES - Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Amortization of Finance Lease Right-of-Use Assets	$ 603	$ 293
Interest on Lease Liabilities	258	159
Operating Lease Cost	2,563	2,441
Short-Term Lease Costs	1,217	1,149
Total Lease Expenses	4,641	4,042
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	252	148
Operating Cash Flows from Operating Leases	2,501	2,333
Financing Cash Flows from Finance Leases	478	284
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	1,293	1,910
Recognition of Right-of-Use Assets for Operating Leases	$ 825	$ 0
Weighted-Average Remaining Lease Term (Years) - Finance Leases	3 years	4 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases	6 years	7 years
Weighted-Average Discount Rate - Finance Leases	12.03%	11.00%
Weighted-Average Discount Rate - Operating Leases	11.60%	11.46%